Trade receivables and contract assets	12 Months Ended
Dec. 31, 2021
Trade Receivables And Contract Assets [Abstract]
Trade receivables and contract assets

23. Trade receivables and contract assets

Trade receivables and contract assets are analyzed as follows:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Trade receivables	171,803	135,514
Allowance for expected credit losses	(6,544)	(7,696)
Total trade receivables	165,259	127,818

Expected credit loss rate	3.8%	5.7%

Trade receivables are non-interest bearing and are generally on term of 60 to 90 days. The Group is not exposed to significant concentration of third-party credit risk.

Trade receivables breakdown by geographical area is shown below:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
EMEA	90,518	67,884
APAC	27,200	15,637
North America	43,762	37,261
South America	10,323	14,732
Total Trade Receivables	171,803	135,514

Trade receivables are stated net of an allowance for expected credit losses which has been determined in accordance with IFRS 9 amounting to EUR 6,544 thousand and EUR 7,696 thousand for 2021 and 2020 respectively:

(EUR thousand)	2021	2020
As at January 1	7,696	7,355
Accruals	3,478	1,631
Releases	(4,413)	(552)
Utilizations	(390)	(374)
Exchange differences	173	(364)
As at December 31	6,544	7,696

Contract assets

Contract assets relate to ongoing customer-specific construction contracts of the Engineering segment and from the In-vitro diagnostic business. As such, the balances of this account vary and depend on the number of ongoing construction contracts at the end of the year. The Group has contract assets of EUR 62,133 thousand as at December 31, 2021 (EUR 39,430 thousand as at December 31, 2020). Contract assets gross amounts to EUR 138,854 thousand (EUR 86,905 thousand as at December 31, 2020), net of invoices issued of EUR 76,721 thousand (EUR 47,476 thousand as at December 31, 2020).